Goodwill (Details Narrative) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Goodwill	S/ 6,325
Distribuidora Norte Pacasmayo S.R.L. and Subsidiary [Member]
Disclosure of subsidiaries [line items]
Goodwill	S/ 6,325